UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

April 30, 2023
Semiannual Report
to Shareholders
DWS Emerging Markets Fixed Income Fund

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
11	Investment Portfolio
18	Statement of Assets and Liabilities
20	Statement of Operations
21	Statements of Changes in Net Assets
22	Financial Highlights
26	Notes to Financial Statements
37	Information About Your Fund’s Expenses
39	Liquidity Risk Management
40	Advisory Agreement Board Considerations and Fee Evaluation
45	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led, and, in the future, may lead, to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Emerging Markets Fixed Income Fund

Letter to Shareholders
Dear Shareholder:
This past year can be described as one where there were major structural disruptions and challenges impacting financial markets: record high inflation; end of ultra-loose monetary policy; impact of slower growth in China; ongoing political attacks on global trade; demographic change profoundly affecting more and more countries; and finally, the Ukraine conflict, the future course of which continues to be highly unpredictable.
It is therefore apparent that there will be no lack of challenges for investors in 2023. With looming recession concerns in the U.S. and Europe, we believe the prospects for equity returns will be challenging in 2023. Further, aggressive tightening by the Federal Reserve and international monetary authorities has increased pressure on banks and their ability to lend, and also negatively impacted the performance of fixed income securities. Inflation continues to remain above monetary authority targets, however there is early evidence that rate hikes by the Federal Reserve are beginning to take effect and cool the pace of rising prices.
Consequently, we believe that it is important for investors to diversify their investments given the level of volatility in markets. Balanced portfolios can help mitigate the negative impact of unexpected economic, geopolitical, and market events. While investment objectives are unique to each investor, we do believe there may be benefits to owning corporate and government bonds given their potential for yield as well as holding equities for their ability to counter the negative effects of persistent inflation.
In our view, these factors of market volatility, unpredictable economic events, and complex geo-political forces strongly underscore the value add of active portfolio management. The partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Emerging Markets Fixed Income Fund	|	3

Performance SummaryApril 30, 2023 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/23
Unadjusted for Sales Charge	11.05%	–5.54%	–2.11%	–1.18%
Adjusted for the Maximum Sales Charge (max 4.50% load)	6.05%	–9.79%	–3.01%	–1.63%
JP Morgan EMBI Global Diversified Index†	10.54%	–0.89%	–0.20%	1.77%
Average Annual Total Returns as of 3/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		–8.02%	–2.18%	–0.86%
Adjusted for the Maximum Sales Charge (max 4.50% load)		–12.16%	–3.07%	–1.31%
JP Morgan EMBI Global Diversified Index†		–6.92%	–0.60%	2.01%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/23
Unadjusted for Sales Charge	10.79%	–6.09%	–2.83%	–1.91%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	9.79%	–6.09%	–2.83%	–1.91%
JP Morgan EMBI Global Diversified Index†	10.54%	–0.89%	–0.20%	1.77%
Average Annual Total Returns as of 3/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		–8.68%	–2.89%	–1.60%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–8.68%	–2.89%	–1.60%
JP Morgan EMBI Global Diversified Index†		–6.92%	–0.60%	2.01%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/23
No Sales Charges	11.38%	–5.17%	–1.85%	–0.93%
JP Morgan EMBI Global Diversified Index†	10.54%	–0.89%	–0.20%	1.77%
Average Annual Total Returns as of 3/31/23 (most recent calendar quarter end)
No Sales Charges		–7.80%	–1.95%	–0.63%
JP Morgan EMBI Global Diversified Index†		–6.92%	–0.60%	2.01%

4	|	DWS Emerging Markets Fixed Income Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/23
No Sales Charges	11.20%	–5.32%	–1.87%	–0.88%
JP Morgan EMBI Global Diversified Index†	10.54%	–0.89%	–0.20%	1.77%
Average Annual Total Returns as of 3/31/23 (most recent calendar quarter end)
No Sales Charges		–7.69%	–1.91%	–0.56%
JP Morgan EMBI Global Diversified Index†		–6.92%	–0.60%	2.01%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2023 are 1.52%, 2.36%, 1.22%, 1.04% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS Emerging Markets Fixed Income Fund	|	5

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
The growth of $10,000 is cumulative.
†
The JP Morgan EMBI Global Diversified Index tracks total returns for U.S.-dollar denominated debt instruments issued by emerging market sovereign entities, including
Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The index limits exposure to any one country.

‡	Total returns shown for periods less than one year are not annualized.

6	|	DWS Emerging Markets Fixed Income Fund

	Class A	Class C	Class S	Institutional Class
Net Asset Value
4/30/23	$6.54	$6.55	$6.53	$6.53
10/31/22	$6.07	$6.08	$6.06	$6.06
Distribution Information as of 4/30/23
Income Dividends, Six Months	$.21	$.19	$.22	$.22
Latest Quarterly Income Dividend	$.1059	$.0938	$.1100	$.1098
SEC 30-day Yield‡‡	8.84%	8.49%	9.52%	9.52%
Current Annualized Distribution Rate‡‡	6.48%	5.73%	6.74%	6.73%

‡‡
The SEC yield is net investment income per share earned over the month ended
April 30, 2023, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC
yields would have been 8.34%, 7.70%, 9.10% and 9.30% for Class A, Class C, Class S
and Institutional Class shares, respectively, had certain expenses not been reduced. The current annualized distribution rate is the latest quarterly dividend shown as an annualized percentage of net asset value on April 30, 2023. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 5.98%, 4.94%, 6.32% and 6.51%
for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

DWS Emerging Markets Fixed Income Fund	|	7

Portfolio Management Team
Nicolas Schlotthauer, CEFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 2004 with four years of industry experience. Prior to joining, he served as a Currency Strategist at Deka Investments. Previously, he worked as a Senior Economist for Emerging Markets at DekaBank.
—Head of Emerging Markets Fixed Income: Frankfurt.
—Master’s Degree (“Diplom-Volkswirt” ) and PhD (“Dr. rer.pol.” ) in Economics, Julius Maximilian University of Wuerzburg.
Joergen Hartmann, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—Joined DWS in 2004. Prior to his current role, he served as a member of the DB Real Estate Group.
—Senior Emerging Markets Fixed Income Portfolio Manager: Frankfurt.
—Diplom-Betriebswirt (German Business Administration Master’s Degree), Goethe University Frankfurt.
Roland Gabert, Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—Joined DWS in 2007. Prior to his current role, he served as a member of the currency team, with focus on emerging markets currencies. Before joining, he worked as an equity trader in international execution at BHF-Bank.
—Emerging Markets Fixed Income Portfolio Manager: Frankfurt.
—Completed Bank Training Program (“Bankkaufmann” ) at BHF-Bank; Master’s Degree (” Diplom-Betriebswirt“) and MSc in Business Economics, Frankfurt University of Applied Sciences.

8	|	DWS Emerging Markets Fixed Income Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/23	10/31/22
Corporate Bonds	29%	26%
Energy	11%	10%
Financials	8%	9%
Utilities	6%	6%
Real Estate	2%	1%
Industrials	2%	0%
Sovereign Bonds	70%	73%
Cash Equivalents	1%	1%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	4/30/23	10/31/22
Turkey	9%	12%
South Africa	7%	5%
Mexico	6%	7%
Supranational	5%	6%
Colombia	5%	5%
Nigeria	5%	4%
Ivory Coast	5%	5%
Egypt	4%	5%
Angola	4%	4%
Dominican Republic	4%	4%
Romania	4%	2%
Kenya	3%	3%
Namibia	3%	5%
Ghana	3%	3%
Uzbekistan	3%	2%
Kazakhstan	3%	3%
Tajikistan	3%	2%
Senegal	3%	3%
China	2%	1%
Ecuador	2%	2%
Panama	2%	2%
Bahrain	1%	2%
Oman	—	2%
Malaysia	—	2%
Other	14%	9%
	100%	100%

DWS Emerging Markets Fixed Income Fund	|	9

Quality (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	4/30/23	10/31/22
A	1%	—
BBB	28%	25%
BB	27%	26%
B	31%	39%
CCC	4%	5%
CC	5%	2%
C	1%	0%
Not Rated	3%	3%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	4/30/23	10/31/22
Effective Maturity	5.9 years	5.8 years
Effective Duration	4.6 years	4.3 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 11. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 45 for contact information.

10	|	DWS Emerging Markets Fixed Income Fund

Investment Portfolioas of April 30, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Bonds 97.2%
Angola 3.7%
Republic of Angola:
REG S, 8.0%, 11/26/2029	1,000,000	840,000
REG S, 8.25%, 5/9/2028	1,000,000	874,440
(Cost $1,483,960)		1,714,440
Argentina 1.3%
Republic of Argentina:
1.0%, 7/9/2029	25,677	6,033
1.5%–5.0%, 7/9/2046 (a)	2,690,000	611,239
(Cost $1,303,681)		617,272
Bahrain 1.1%
The Oil & Gas Holding Co. B.S.C., 144A, 7.5%, 10/25/2027 (Cost $476,641)	500,000	511,530
Belarus 1.4%
Belarus Development Bank, 144A, 6.75%, 5/2/2024*	500,000	206,260
Republic of Belarus, 144A, 5.875%, 2/24/2026*	1,000,000	448,400
(Cost $1,484,223)		654,660
Burundi 1.0%
The Eastern & Southern African Trade & Development Bank, REG S, 4.125%, 6/30/2028 (Cost $497,294)	600,000	487,140
China 2.3%
Country Garden Holdings Co., Ltd.:
REG S, 5.125%, 1/14/2027	500,000	228,339
REG S, 7.25%, 4/8/2026	1,000,000	517,632
Kaisa Group Holdings Ltd., REG S, 11.95%, 11/12/2023* (b)	800,000	76,784
Shimao Group Holdings Ltd.:
REG S, 4.75%, 7/3/2022* (b)	900,000	112,500
REG S, 5.6%, 7/15/2026* (b)	500,000	61,688
REG S, 6.125%, 2/21/2024* (b)	700,000	85,703
(Cost $4,368,315)		1,082,646
Colombia 5.3%
Colombia Government International Bond, 4.5%, 3/15/2029	1,300,000	1,129,074
Ecopetrol SA, 6.875%, 4/29/2030	1,500,000	1,355,222
(Cost $2,820,906)		2,484,296
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	11

	Principal Amount ($)	Value ($)
Costa Rica 0.9%
Costa Rica Government International Bond, REG S, 6.125%, 2/19/2031 (Cost $397,200)	400,000	402,026
Dominican Republic 3.6%
Dominican Republic International Bond:
REG S, 4.5%, 1/30/2030	1,000,000	883,920
REG S, 6.0%, 7/19/2028	800,000	788,644
(Cost $1,726,042)		1,672,564
Ecuador 2.2%
Ecuador Government International Bond:
144A, Zero Coupon, 7/31/2030	79,448	24,240
1.5%–6.9%, 7/31/2040 (a)	1,817,800	590,785
2.5%–6.9%, 7/31/2035 (a)	693,420	253,571
5.5%–6.9%, 7/31/2030 (a)	264,600	139,591
(Cost $1,869,863)		1,008,187
Egypt 3.8%
Egypt Government International Bond:
REG S, 7.5%, 1/31/2027	1,300,000	867,906
REG S, 7.6%, 3/1/2029	1,500,000	915,690
(Cost $2,971,860)		1,783,596
Ethiopia 0.6%
Federal Republic of Ethiopia, REG S, 6.625%, 12/11/2024 (Cost $395,776)	400,000	278,064
Ghana 2.9%
Republic of Ghana:
144A, 8.125%, 1/18/2026*	1,800,000	720,000
REG S, 8.625%, 4/7/2034*	900,000	332,298
REG S, 8.75%, 3/11/2061*	800,000	278,000
(Cost $2,464,005)		1,330,298
Hungary 1.3%
Hungary Government International Bond, REG S, 3.125%, 9/21/2051 (Cost $656,328)	1,000,000	618,014
Ivory Coast 4.7%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (Cost $2,278,390)	2,300,000	2,196,500
Jordan 1.0%
Jordan Government International Bond, REG S, 5.85%, 7/7/2030 (Cost $446,672)	500,000	448,750
The accompanying notes are an integral part of the financial statements.

12	|	DWS Emerging Markets Fixed Income Fund

	Principal Amount ($)	Value ($)
Kazakhstan 2.7%
Development Bank of Kazakhstan JSC, REG S, 2.95%, 5/6/2031	1,000,000	790,000
KazMunayGas National Co. JSC, REG S, 4.75%, 4/19/2027	500,000	474,498
(Cost $1,542,902)		1,264,498
Kenya 3.3%
Republic of Kenya:
144A, 7.25%, 2/28/2028	1,000,000	767,988
REG S, 8.0%, 5/22/2032	1,000,000	748,050
(Cost $1,761,371)		1,516,038
Mexico 6.3%
Comision Federal De Electricidad, 144A, 4.688%, 5/15/2029	800,000	722,000
Petroleos Mexicanos:
5.35%, 2/12/2028	1,000,000	830,560
6.5%, 3/13/2027	1,530,000	1,373,448
(Cost $3,317,114)		2,926,008
Morocco 1.0%
Morocco Government International Bond, REG S, 3.0%, 12/15/2032 (Cost $475,128)	600,000	484,524
Namibia 3.0%
Republic of Namibia:
144A, 5.25%, 10/29/2025	1,200,000	1,137,739
REG S, 5.25%, 10/29/2025	300,000	284,435
(Cost $1,511,908)		1,422,174
Nigeria 5.0%
Africa Finance Corp., REG S, 3.75%, 10/30/2029	500,000	409,600
Republic of Nigeria:
144A, 6.5%, 11/28/2027	1,860,000	1,478,700
144A, 7.143%, 2/23/2030	570,000	425,528
(Cost $2,828,052)		2,313,828
Pakistan 0.8%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $1,000,000)	1,000,000	350,820
Panama 1.9%
Panama Government International Bond, 3.16%, 1/23/2030 (Cost $950,917)	1,000,000	882,645
Romania 3.6%
Romanian Government International Bond, REG S, 3.0%, 2/14/2031 (Cost $1,720,780)	2,000,000	1,668,200
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	13

	Principal Amount ($)	Value ($)
Russia 0.2%
Vnesheconombank, 144A, 6.8%, 11/22/2025* (Cost $1,437,256)	1,400,000	77,084
Rwanda 0.6%
Rwanda International Government Bond, REG S, 5.5%, 8/9/2031 (Cost $309,173)	400,000	287,091
Senegal 2.5%
Republic of Senegal, REG S, 6.25%, 5/23/2033 (Cost $1,536,949)	1,500,000	1,177,620
South Africa 6.5%
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028	2,300,000	2,162,000
Transnet SOC Ltd., REG S, 8.25%, 2/6/2028	900,000	890,640
(Cost $3,334,183)		3,052,640
Sri Lanka 0.6%
Republic of Sri Lanka, 144A, 6.2%, 5/11/2027* (b) (Cost $874,458)	900,000	295,121
Supranational 5.4%
Banque Ouest Africaine de Developpement:
REG S, 4.7%, 10/22/2031	1,400,000	1,143,520
144A, 5.0%, 7/27/2027	1,500,000	1,389,000
(Cost $2,976,438)		2,532,520
Tajikistan 2.6%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $1,575,000)	1,575,000	1,217,003
Tunisia 1.1%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025 (Cost $981,449)	1,000,000	511,706
Turkey 8.6%
Republic of Turkey:
5.25%, 3/13/2030	1,400,000	1,151,332
6.0%, 3/25/2027	750,000	688,764
TC Ziraat Bankasi AS, REG S, 5.375%, 3/2/2026	1,200,000	1,076,664
Turkiye Vakiflar Bankasi TAO, REG S, 6.5%, 1/8/2026	1,200,000	1,114,051
(Cost $4,309,830)		4,030,811
Ukraine 0.8%
NAK Naftogaz Ukraine via Kondor Finance PLC, REG S, 7.625%, 11/8/2026*	500,000	105,980
The accompanying notes are an integral part of the financial statements.

14	|	DWS Emerging Markets Fixed Income Fund

	Principal Amount ($)	Value ($)
State Agency of Roads of Ukraine, REG S, 6.25%, 6/24/2030*	1,000,000	160,140
Ukraine Railways Via Rail Capital Markets PLC, REG S, 8.25%, 7/9/2026*	500,000	95,000
(Cost $1,971,696)		361,120
Uzbekistan 2.7%
Republic of Uzbekistan International Bond:
REG S, 3.7%, 11/25/2030	1,000,000	816,250
REG S, 5.375%, 2/20/2029	500,000	461,875
(Cost $1,412,129)		1,278,125
Venezuela 0.2%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024* (b)	1,750,000	56,875
144A, 9.0%, 11/17/2021* (b)	1,480,000	55,500
(Cost $1,222,980)		112,375
Zambia 0.7%
Republic of Zambia, 144A, 8.5%, 4/14/2024* (b) (Cost $707,920)	700,000	327,460
Total Bonds (Cost $63,398,789)		45,379,394

	Shares	Value ($)
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.81% (c) (Cost $406,498)	406,498	406,498

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $63,805,287)	98.1	45,785,892
Other Assets and Liabilities, Net	1.9	902,245
Net Assets	100.0	46,688,137
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	15

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2023 are as follows:
Value ($) at 10/31/2022	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2023	Value ($) at 4/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.74% (c) (d)
940,000	—	940,000 (e)	—	—	2,053	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.81% (c)
237,017	3,682,814	3,513,333	—	—	12,472	—	406,498	406,498
1,177,017	3,682,814	4,453,333	—	—	14,525	—	406,498	406,498

*	Non-income producing security.
(a)
Security is a “step-up”  bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

B.S.C.: Bahrain Shareholding Company
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

SOC: State Owned Company
The accompanying notes are an integral part of the financial statements.

16	|	DWS Emerging Markets Fixed Income Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$45,379,394	$—	$45,379,394
Short-Term Investments	406,498	—	—	406,498
Total	$406,498	$45,379,394	$—	$45,785,892

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	17

Statement of Assets and Liabilities
as of April 30, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $63,398,789)	$45,379,394
Investment in DWS Central Cash Management Government Fund (cost $406,498)	406,498
Cash	25
Foreign currency, at value (cost $205,965)	193,005
Interest receivable	783,039
Other assets	33,095
Total assets	46,795,056
Liabilities
Payable for Fund shares redeemed	22,007
Accrued management fee	9,291
Accrued Directors' fees	1,450
Other accrued expenses and payables	74,171
Total liabilities	106,919
Net assets, at value	$46,688,137
Net Assets Consist of
Distributable earnings (loss)	(54,367,081)
Paid-in capital	101,055,218
Net assets, at value	$46,688,137
The accompanying notes are an integral part of the financial statements.

18	|	DWS Emerging Markets Fixed Income Fund

Statement of Assets and Liabilities as of April 30, 2023 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($1,311,238 ÷ 200,519 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$6.54
Maximum offering price per share (100 ÷ 95.50 of $6.54)	$6.85
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($50,978 ÷ 7,781 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$6.55
Class S
Net Asset Value, offering and redemption price per share ($29,768,426 ÷ 4,557,686 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$6.53
Institutional Class
Net Asset Value, offering and redemption price per share ($15,557,495 ÷ 2,383,646 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$6.53
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	19

Statement of Operations
for the six months ended April 30, 2023 (Unaudited)

Investment Income
Income:
Interest	$1,570,657
Income distributions — DWS Central Cash Management Government Fund	12,472
Securities lending income, net of borrower rebates	2,053
Total income	1,585,182
Expenses:
Management fee	139,867
Administration fee	22,995
Services to shareholders	37,775
Distribution and service fees	1,990
Custodian fee	5,143
Audit fee	30,994
Legal fees	9,853
Tax fees	3,939
Reports to shareholders	13,925
Registration fees	26,773
Directors' fees and expenses	2,058
Other	6,831
Total expenses before expense reductions	302,143
Expense reductions	(89,101)
Total expenses after expense reductions	213,042
Net investment income	1,372,140
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(777,310)
Foreign currency	(66)
(777,376)
Change in net unrealized appreciation (depreciation) on:
Investments	4,342,718
Foreign currency	21,382
4,364,100
Net gain (loss)	3,586,724
Net increase (decrease) in net assets resulting from operations	$4,958,864
The accompanying notes are an integral part of the financial statements.

20	|	DWS Emerging Markets Fixed Income Fund

Statements of Changes in Net Assets
	Six Months Ended April 30, 2023	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$1,372,140	$3,389,207
Net realized gain (loss)	(777,376)	(4,330,225)
Change in net unrealized appreciation (depreciation)	4,364,100	(20,963,112)
Net increase (decrease) in net assets resulting from operations	4,958,864	(21,904,130)
Distributions to shareholders:
Class A	(45,029)	(113,410)
Class C	(1,470)	(5,564)
Class S	(1,002,651)	(2,081,384)
Institutional Class	(510,305)	(1,308,749)
Total distributions	(1,559,455)	(3,509,107)
Fund share transactions:
Proceeds from shares sold	287,824	4,116,320
Reinvestment of distributions	1,472,251	3,336,511
Payments for shares redeemed	(1,880,502)	(17,067,541)
Net increase (decrease) in net assets from Fund share transactions	(120,427)	(9,614,710)
Increase (decrease) in net assets	3,278,982	(35,027,947)
Net assets at beginning of period	43,409,155	78,437,102
Net assets at end of period	$46,688,137	$43,409,155

The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	21

Financial Highlights
DWS Emerging Markets Fixed Income Fund — Class A
	Six Months Ended 4/30/23	Years Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$6.07	$9.22	$8.90	$9.32	$8.73	$9.66
Income (loss) from investment operations:
Net investment income[a]	.18	.41	.43	.44	.44	.45
Net realized and unrealized gain (loss)	.50	(3.13)	.29	(.47 )	.52	(1.02)
Total from investment operations	.68	(2.72)	.72	(.03 )	.96	(.57 )
Less distributions from:
Net investment income	(.21 )	(.43 )	(.40 )	(.39 )	(.37 )	(.36 )
Net asset value, end of period	$6.54	$6.07	$9.22	$8.90	$9.32	$8.73
Total Return (%)[b,c]	11.05 *	(30.21)	8.10	(.13 )	11.15	(6.00)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	3	3	3	4
Ratio of expenses before expense reductions (%)	1.68 **	1.52	1.40	1.43	1.46	1.51
Ratio of expenses after expense reductions (%)	1.14 **	1.13	1.15	1.13	1.11	1.02
Ratio of net investment income (%)	5.54 **	5.34	4.51	4.92	4.86	4.92
Portfolio turnover rate (%)	13 *	27	36	18	13	115

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS Emerging Markets Fixed Income Fund

DWS Emerging Markets Fixed Income Fund — Class C
	Six Months Ended 4/30/23	Years Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$6.08	$9.25	$8.92	$9.34	$8.75	$9.68
Income (loss) from investment operations:
Net investment income[a]	.16	.35	.36	.38	.37	.38
Net realized and unrealized gain (loss)	.50	(3.15)	.30	(.48 )	.52	(1.02)
Total from investment operations	.66	(2.80)	.66	(.10 )	.89	(.64 )
Less distributions from:
Net investment income	(.19 )	(.37 )	(.33 )	(.32 )	(.30 )	(.29 )
Net asset value, end of period	$6.55	$6.08	$9.25	$8.92	$9.34	$8.75
Total Return (%)[b,c]	10.79 *	(30.85)	7.39	(.86 )	10.29	(6.68)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.05	.05	.2	.4	1	1
Ratio of expenses before expense reductions (%)	2.71 **	2.36	2.25	2.21	2.27	2.24
Ratio of expenses after expense reductions (%)	1.89 **	1.88	1.90	1.88	1.85	1.77
Ratio of net investment income (%)	4.80 **	4.58	3.76	4.18	4.11	4.09
Portfolio turnover rate (%)	13 *	27	36	18	13	115

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	23

DWS Emerging Markets Fixed Income Fund — Class S
	Six Months Ended 4/30/23	Years Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$6.06	$9.22	$8.89	$9.31	$8.72	$9.65
Income (loss) from investment operations:
Net investment income[a]	.19	.42	.45	.46	.46	.47
Net realized and unrealized gain (loss)	.50	(3.13)	.31	(.47 )	.52	(1.02)
Total from investment operations	.69	(2.71)	.76	(.01 )	.98	(.55 )
Less distributions from:
Net investment income	(.22 )	(.45 )	(.43 )	(.41 )	(.39 )	(.38 )
Net asset value, end of period	$6.53	$6.06	$9.22	$8.89	$9.31	$8.72
Total Return (%)[b]	11.38 *	(30.14)	8.50	.11	11.38	(5.80)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30	28	45	45	50	50
Ratio of expenses before expense reductions (%)	1.32 **	1.22	1.12	1.14	1.17	1.21
Ratio of expenses after expense reductions (%)	.89 **	.88	.90	.88	.87	.82
Ratio of net investment income (%)	5.80 **	5.61	4.76	5.17	5.11	5.09
Portfolio turnover rate (%)	13 *	27	36	18	13	115

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS Emerging Markets Fixed Income Fund

DWS Emerging Markets Fixed Income Fund — Institutional Class
	Six Months Ended 4/30/23	Years Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$6.06	$9.21	$8.89	$9.31	$8.72	$9.65
Income (loss) from investment operations:
Net investment income[a]	.19	.43	.45	.46	.47	.47
Net realized and unrealized gain (loss)	.50	(3.14)	.29	(.47 )	.51	(1.01)
Total from investment operations	.69	(2.71)	.74	(.01 )	.98	(.54 )
Less distributions from:
Net investment income	(.22 )	(.44 )	(.42 )	(.41 )	(.39 )	(.39 )
Net asset value, end of period	$6.53	$6.06	$9.21	$8.89	$9.31	$8.72
Total Return (%)[b]	11.20 *	(30.07)	8.38	.12	11.44	(5.74)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16	14	30	28	23	20
Ratio of expenses before expense reductions (%)	1.14 **	1.04	.96	.99	1.03	1.07
Ratio of expenses after expense reductions (%)	.89 **	.88	.90	.88	.86	.77
Ratio of net investment income (%)	5.80 **	5.59	4.76	5.13	5.12	5.16
Portfolio turnover rate (%)	13 *	27	36	18	13	115

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	25

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Emerging Markets Fixed Income Fund (the “Fund” ) is a non-diversified series of Deutsche DWS Global/International Fund, Inc. (the “Corporation” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Maryland corporation.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

26	|	DWS Emerging Markets Fixed Income Fund

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity,

DWS Emerging Markets Fixed Income Fund	|	27

coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended April 30, 2023, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of April 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2023, the Fund had no securities on loan.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of

28	|	DWS Emerging Markets Fixed Income Fund

investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Taxes.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At October 31, 2022, the Fund had net tax basis capital loss carryforwards of approximately $36,959,000, including short-term losses ($21,405,000) and long-term losses ($15,554,000), which may be applied against realized net taxable capital gains indefinitely.
At April 30, 2023, the aggregate cost of investments for federal income tax purposes was $63,879,502. The net unrealized depreciation for all investments based on tax cost was $18,093,610. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $340,917 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $18,434,527.
The Fund has reviewed the tax positions for the open tax years as of October 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed,

DWS Emerging Markets Fixed Income Fund	|	29

and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, premium amortization on debt securities and interest income on defaulted securities.  As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the six months ended April 30, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $5,873,450 and $6,618,636, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the

30	|	DWS Emerging Markets Fixed Income Fund

“Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
DWS International GmbH, a direct, wholly owned subsidiary of DWS Group, serves as subadvisor to the Fund. Pursuant to a subadvisory agreement between DIMA and DWS International GmbH, DIMA, not the Fund, compensates DWS International GmbH for the services it provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.59%.
For the period from November 1, 2022 through February 28, 2023, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.13%
Class C	1.88%
Class S	.88%
Institutional Class	.88%
Effective March 1, 2023 through February 29, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.16%
Class C	1.91%
Class S	.91%
Institutional Class	.91%

DWS Emerging Markets Fixed Income Fund	|	31

For the six months ended April 30, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$3,872
Class C	219
Class S	65,917
Institutional Class	19,093
$89,101
Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2023, the Administration Fee was $22,995, of which $3,744 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2023
Class A	$1,236	$401
Class C	110	38
Class S	19,670	6,582
Institutional Class	101	35
	$21,117	$7,056
In addition, for the six months ended April 30, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided

32	|	DWS Emerging Markets Fixed Income Fund

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$965
Class C	45
Class S	9,479
Institutional Class	251
$10,740
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2023, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2023
Class C	$200	$31
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2023, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2023	Annualized Rate
Class A	$1,724	$1,209.24%
Class C	66	66.25%
	$1,790	$1,275
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2023.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2023, there was

DWS Emerging Markets Fixed Income Fund	|	33

no CDSC for Class C Shares. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $640, of which $470 is unpaid.
Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended April 30, 2023, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $145.
D.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased

34	|	DWS Emerging Markets Fixed Income Fund

portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
E.
Investing in Emerging Markets
Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund  may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2023.
G.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholders, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of April 30,

DWS Emerging Markets Fixed Income Fund	|	35

2023, DWS Alternative Asset Allocation VIP held 32% of the total shares outstanding of the Fund.
H.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	5,392	$36,092	319,805	$2,273,730
Class C	79	530	97	759
Class S	25,357	169,084	87,174	675,057
Institutional Class	12,613	82,118	158,179	1,166,774
		$287,824		$4,116,320
Shares issued to shareholders in reinvestment of distributions
Class A	6,632	$43,903	15,046	$110,208
Class C	222	1,470	752	5,564
Class S	138,793	916,573	263,068	1,911,990
Institutional Class	77,296	510,305	177,979	1,308,749
		$1,472,251		$3,336,511
Shares redeemed
Class A	(50,125)	$(331,478)	(394,369)	$(2,841,985)
Class C	(581)	(3,967)	(12,307)	(92,973)
Class S	(222,380)	(1,495,518)	(649,000)	(5,014,376)
Institutional Class	(7,419)	(49,539)	(1,314,385)	(9,118,207)
		$(1,880,502)		$(17,067,541)
Net increase (decrease)
Class A	(38,101)	$(251,483)	(59,518)	$(458,047)
Class C	(280)	(1,967)	(11,458)	(86,650)
Class S	(58,230)	(409,861)	(298,758)	(2,427,329)
Institutional Class	82,490	542,884	(978,227)	(6,642,684)
		$(120,427)		$(9,614,710)

36	|	DWS Emerging Markets Fixed Income Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2022 to April 30, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Emerging Markets Fixed Income Fund	|	37

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2023 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/23	$1,110.50	$1,107.90	$1,113.80	$1,112.00
Expenses Paid per $1,000*	$5.97	$9.88	$4.66	$4.66
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/23	$1,019.14	$1,015.42	$1,020.38	$1,020.38
Expenses Paid per $1,000*	$5.71	$9.44	$4.46	$4.46

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Emerging Markets Fixed Income Fund	1.14%	1.89%	.89%	.89%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

38	|	DWS Emerging Markets Fixed Income Fund

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by the Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2023, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period” ). During the Reporting Period, your Fund was predominately invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

DWS Emerging Markets Fixed Income Fund	|	39

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Directors (hereinafter referred to as the “Board”  or “Directors” ) approved the renewal of DWS Emerging Markets Fixed Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and DWS International GmbH (“DWS International” ), an affiliate of DIMA, in September 2022.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Directors regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and DWS International are part of DWS Group GmbH & Co. KGaA (“DWS

40	|	DWS Emerging Markets Fixed Income Fund

Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and DWS International’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and DWS International provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including DWS International. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the

DWS Emerging Markets Fixed Income Fund	|	41

one-, year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). With respect to the sub-advisory fee paid to DWS International, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages DWS Europe Funds comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and DWS International.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the

42	|	DWS Emerging Markets Fixed Income Fund

estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers

DWS Emerging Markets Fixed Income Fund	|	43

and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

44	|	DWS Emerging Markets Fixed Income Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Emerging Markets Fixed Income Fund	|	45

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SZEAX	SZECX	SCEMX	SZEIX
CUSIP Number	25156A 502	25156A 783	25156A 726	25156A 841
Fund Number	476	776	2076	1476

46	|	DWS Emerging Markets Fixed Income Fund

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DEMFIF-3
(R-027568-12 6/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	6/29/2023